CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Loss / Income arising from defined benefit plan, tax	¥ 10	¥ 4	¥ 13
Unrealized gains(losses) from fair value changes of debt securities	19	0	0
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0